Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets and liabilities
Schedule of net external debt

	At December 31,
	2018	2017
	$'m	$'m
Loan notes	9,463	10,064
Other borrowings	142	12
Total borrowings	9,605	10,076
Cash and cash equivalents	(565)	(823)
Derivative financial instruments used to hedge foreign currency and interest rate risk	113	301
Net debt	9,153	9,554

Schedule of net debt and available liquidity

At December 31, 2018, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Undrawn
Facility	Currency	drawable	date	type	Amount drawn		amount
		Local			Local	$'m	$'m
		currency			currency
		m			m
Liabilities guaranteed by the ARD Finance Group
7.125%/7.875% Senior Secured Toggle Notes	USD	770	15-Sep-23	Bullet	770	770	—
6.625%/7.375% Senior Secured Toggle Notes	EUR	845	15-Sep-23	Bullet	845	967	—
Liabilities guaranteed by the Ardagh Group
2.750% Senior Secured Notes	EUR	750	15-Mar-24	Bullet	750	859	—
4.625% Senior Secured Notes	USD	1,000	15-May-23	Bullet	1,000	1,000	—
4.125% Senior Secured Notes	EUR	440	15-May-23	Bullet	440	504	—
4.250% Senior Secured Notes	USD	715	15-Sep-22	Bullet	715	715	—
4.750% Senior Notes	GBP	400	15-Jul-27	Bullet	400	512	—
6.000% Senior Notes	USD	1,700	15-Feb-25	Bullet	1,700	1,685	—
7.250% Senior Notes	USD	1,650	15-May-24	Bullet	1,650	1,650	—
6.750% Senior Notes	EUR	750	15-May-24	Bullet	750	859	—
Global Asset Based Loan Facility	USD	739	07-Dec-22	Revolving	—	100	639
Finance lease obligations	USD/GBP/EUR	—	—	Amortizing	—	36	—
Other borrowings / credit lines	EUR/USD	—	Rolling	Amortizing	—	15	1
Total borrowings / undrawn facilities						9,672	640
Deferred debt issue costs and bond premiums						(67)	—
Net borrowings / undrawn facilities						9,605	640
Cash and cash equivalents						(565)	565
Derivative financial instruments used to hedge foreign currency and interest rate risk						113	—
Net debt / available liquidity						9,153	1,205

Net debt includes the fair value of associated derivative financial instruments that are used to hedge foreign exchange and interest rate risks relating to finance debt.

Certain of the Group’s borrowing agreements contain certain covenants that restrict the Group’s flexibility in certain areas such as incurrence of additional indebtedness (primarily maximum borrowings to Adjusted EBITDA and a minimum Adjusted EBITDA to interest expense), payment of dividends and incurrence of liens. The Global Asset Based Loan Facility is subject to a number of financial covenants including a fixed charge coverage ratio. The facility also includes cash dominion, representations, warranties, events of default and other covenants that are generally of a nature customary for such facilities.

At December 31, 2017, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Undrawn
Facility	Currency	drawable	date	type	Amount drawn		amount
		Local			Local	$'m	$'m
		currency			currency
		m			m
Liabilities guaranteed by the ARD Finance Group
7.125%/7.875% Senior Secured Toggle Notes	USD	770	15-Sep-23	Bullet	770	770	—
6.625%/7.375% Senior Secured Toggle Notes	EUR	845	15-Sep-23	Bullet	845	1,013	—
Liabilities guaranteed by the Ardagh Group
2.750% Senior Secured Notes	EUR	750	15-Mar-24	Bullet	750	899	—
4.625% Senior Secured Notes	USD	1,000	15-May-23	Bullet	1,000	1,000	—
4.125% Senior Secured Notes	EUR	440	15-May-23	Bullet	440	528	—
4.250% Senior Secured Notes	USD	715	15-Sep-22	Bullet	715	715	—
4.750% Senior Notes	GBP	400	15-Jul-27	Bullet	400	541	—
6.000% Senior Notes	USD	1,700	15-Feb-25	Bullet	1,700	1,696	—
7.250% Senior Notes	USD	1,650	15-May-24	Bullet	1,650	1,650	—
6.750% Senior Notes	EUR	750	15-May-24	Bullet	750	899	—
6.000% Senior Notes	USD	440	30-Jun-21	Bullet	440	440	—
Global Asset Based Loan Facility	USD	813	07-Dec-22	Revolving	—	—	813
Finance lease obligations	GBP/EUR	—		Amortizing	—	8	—
Other borrowings / credit lines	EUR	4		Amortizing	—	4	1
Total borrowings / undrawn facilities						10,163	814
Deferred debt issue costs and bond premiums						(87)	—
Net borrowings / undrawn facilities						10,076	814
Cash and cash equivalents						(823)	823
Derivative financial instruments used to hedge foreign currency and interest rate risk						301	—
Net debt / available liquidity						9,554	1,637

Schedule of movement in net debt

	2018	2017
	$'m	$'m
Net decrease/(increase) in cash and cash equivalents per consolidated statement of cash flows	258	(5)
(Decrease)/increase in net borrowings and derivative financial instruments	(659)	276
(Decrease)/increase in net debt	(401)	271
Net debt at January 1,	9,554	9,283
Net debt at December 31,	9,153	9,554

Schedule of maturity analysis of borrowings

	At December 31,
	2018	2017
	$'m	$'m
Within one year or on demand	118	2
Between one and two years	4	1
Between two and five years	3,939	1,154
Greater than five years	5,544	8,919
	9,605	10,076

Schedule of contracted undiscounted cash flows

		Derivative	Trade and
		financial	other
	Borrowings	instruments	payables
At December 31, 2018	$'m	$'m	$'m
Within one year or on demand	660	38	1,984
Between one and two years	548	2	—
Between two and five years	5,492	105	—
Greater than five years	5,845	—	—

		Derivative	Trade and
		financial	other
	Borrowings	instruments	payables
At December 31, 2017	$'m	$'m	$'m
Within one year or on demand	578	2	1,991
Between one and two years	578	84	—
Between two and five years	2,846	66	—
Greater than five years	9,748	151	—

Schedule of carrying amount and fair value of borrowings

	Carrying value
		Deferred debt
	Amount	issue costs and
	drawn	bond premium	Total	Fair value
At December 31, 2018	$'m	$'m	$'m	$'m
Loan notes	9,521	(57)	9,464	9,176
Global Asset Based Loan Facility and other borrowings	115	(10)	105	115
Finance leases	36	—	36	36
	9,672	(67)	9,605	9,327

	Carrying value
		Deferred debt
	Amount	issue costs and
	drawn	bond discount	Total	Fair value
At December 31, 2017	$'m	$'m	$'m	$'m
Loan notes	10,151	(87)	10,064	10,686
Global Asset Based Loan Facility and other borrowings	4	—	4	4
Finance leases	8	—	8	8
	10,163	(87)	10,076	10,698

Schedule of effective interest rates

	2018			2017
	USD	EUR	GBP	USD	EUR	GBP
7.125% / 7.875% Senior Secured Toggle Notes	7.49%	—	—	7.49%	—	—
6.625% / 7.375% Senior Secured Toggle Notes	—	7.03%	—	—	7.03%	—
2.750% Senior Secured Notes due 2024	—	2.92%	—	—	2.92%	—
4.625% Senior Secured Notes due 2023	5.16%	—	—	5.16%	—	—
4.125% Senior Secured Notes due 2023	—	4.63%	—	—	4.63%	—
4.250% Senior Secured Notes due 2022	4.51%	—	—	4.51%	—	—
4.750% Senior Notes due 2027	—	—	4.99%	—	—	4.99%
6.000% Senior Notes due 2025	6.14%	—	—	6.14%	—	—
7.250% Senior Notes due 2024	7.72%	—	—	7.72%	—	—
6.750% Senior Notes due 2024	—	7.00%	—	—	7.00%	—
6.000% Senior Notes due 2021	—	—	—	6.38%	—	—
Finance Lease Obligation	6.45%	—	—	—	—	—

Schedule of carrying amounts of net borrowings in denominated currencies

	At December 31,
	2018	2017
	$'m	$'m
Euro	3,182	3,322
U.S. dollar	5,914	6,216
British pound	509	538
	9,605	10,076

Schedule of undrawn borrowing facilities

	At December 31,
	2018	2017
	$'m	$'m
Expiring within one year	1	1
Expiring beyond one year	639	813
	640	814

Schedule of fair value of derivative financial instruments

	Assets		Liabilities
		Contractual		Contractual
		or notional		or notional
	Fair values	amounts	Fair values	amounts
	$'m	$'m	$'m	$'m
Fair Value Derivatives
Metal forward contracts	9	79	22	262
Cross currency interest rate swaps	9	282	122	2,219
Forward foreign exchange contracts	2	385	1	98
NYMEX gas swaps	—	7	—	8
At December 31, 2018	20	753	145	2,587

	Assets		Liabilities
		Contractual		Contractual
		or notional		or notional
	Fair values	amounts	Fair values	amounts
	$'m	$'m	$'m	$'m
Fair Value Derivatives
Metal forward contracts	17	197	—	—
Cross currency interest rate swap	—	—	301	3,107
Forward foreign exchange contracts	4	179	1	52
NYMEX gas swaps	—	—	1	20
Carbon futures	2	10	—	—
At December 31, 2017	23	386	303	3,179